UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS STRATEGIC REAL RETURN FUND

FORM N-Q

JUNE 30, 2016

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited)	June 30, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 34.6%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	283,243		$333,213
U.S. Treasury Bonds, Inflation Indexed	1.750%	1/15/28	1,324,604		1,548,563
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	340,184		470,658
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	1,125,362		1,425,869
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	756,699		1,089,882
U.S. Treasury Bonds, Inflation Indexed	3.375%	4/15/32	134,774		197,374
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	143,884		188,104
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	786,521		1,037,542
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	826,837		828,462
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	934,070		1,079,787
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,208,909		1,214,057
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	716,830		773,878
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/18	1,955,923		1,984,957
U.S. Treasury Notes, Inflation Indexed	2.125%	1/15/19	679,674		729,145
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/19	2,143,953		2,189,261
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/19	885,108		957,668
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/20	2,512,964		2,570,619
U.S. Treasury Notes, Inflation Indexed	1.250%	7/15/20	1,037,696		1,115,063
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/21	2,460,555		2,631,704
U.S. Treasury Notes, Inflation Indexed	0.625%	7/15/21	1,592,100		1,675,582
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/22	993,524		1,012,566
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/22	853,021		872,236
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	2,217,896		2,247,294
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/23	1,850,310		1,913,119
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/24	2,914,814		3,051,560
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/24	1,491,085		1,506,074
U.S. Treasury Notes, Inflation Indexed	0.250%	1/15/25	535,300		543,455
U.S. Treasury Notes, Inflation Indexed	0.375%	7/15/25	776,753		799,813
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	5,225,188		5,502,301

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $39,757,064)					41,489,806

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.0%
Canada - 0.0%
Government of Canada, Bonds	4.250%	12/1/26	43,821	CAD	49,469

Germany - 0.0%
Bundesrepublik Deutscheland, Inflation Linked Bonds	0.100%	4/15/26	12	EUR	14	(a)

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $60,796)					49,483

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.1%
U.S. Government Obligations - 16.1%
U.S. Treasury Bills	0.229%	9/15/16	9,000,000		8,996,130	(b)
U.S. Treasury Bills	0.274%	12/15/16	10,300,000		10,286,836	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $19,275,171)					19,282,966

			SHARES
COMMON STOCKS - 19.6%
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.3%
Delphi Automotive PLC			2,200		137,720
Johnson Controls Inc.			3,522		155,884
Magna International Inc.			3,522		123,516

Total Auto Components					417,120

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Automobiles - 0.4%
Fuji Heavy Industries Ltd.	5,400	$184,854	(c)
Mazda Motor Corp.	8,400	112,507	(c)
Mitsubishi Motors Corp.	17,500	79,509	(c)
Peugeot SA	12,437	151,489	*(c)

Total Automobiles		528,359

Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group Inc., ADR	4,300	180,084

Hotels, Restaurants & Leisure - 0.4%
Brinker International Inc.	2,800	127,484
Jack in the Box Inc.	1,469	126,217
Wyndham Worldwide Corp.	2,862	203,860

Total Hotels, Restaurants & Leisure		457,561

Leisure Products - 0.2%
Vista Outdoor Inc.	4,733	225,906	*

Media - 0.3%
ITV PLC	33,391	80,660	(c)
Starz, Class A Shares	5,349	160,042	*
Time Warner Inc.	1,300	95,602

Total Media		336,304

Specialty Retail - 0.5%
AutoNation Inc.	2,575	120,973	*
Home Depot Inc.	2,400	306,456
Lowe’s Cos. Inc.	2,752	217,876

Total Specialty Retail		645,305

Textiles, Apparel & Luxury Goods - 0.3%
Pandora A/S	2,340	317,643	(c)

TOTAL CONSUMER DISCRETIONARY		3,108,282

CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Britvic PLC	14,815	115,824	(c)
Coca-Cola European Partners PLC	1,871	66,776
Dr. Pepper Snapple Group Inc.	3,082	297,814
Kirin Holdings Co., Ltd.	9,000	151,272	(c)

Total Beverages		631,686

Food & Staples Retailing - 0.1%
Kroger Co.	4,649	171,037

Food Products - 0.1%
Ajinomoto Co. Inc.	5,000	117,373	(c)

Household Products - 0.5%
Clorox Co.	1,871	258,927
Reckitt Benckiser Group PLC	2,926	294,372	(c)

Total Household Products		553,299

Personal Products - 0.3%
Kao Corp.	5,400	311,628	(c)

Tobacco - 0.3%
KT&G Corp.	1,541	182,659	(c)
Swedish Match AB	4,582	159,233	(c)

Total Tobacco		341,892

TOTAL CONSUMER STAPLES		2,126,915

ENERGY - 1.4%
Energy Equipment & Services - 0.4%
Dril-Quip Inc.	1,750	102,252	*
Petrofac Ltd.	8,900	92,497	(c)
Schlumberger Ltd.	2,548	201,496

Total Energy Equipment & Services		396,245

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 1.0%
Exxon Mobil Corp.	1,759	$164,889
Formosa Petrochemical Corp.	66,000	179,959	(c)
Koninklijke Vopak NV	2,500	125,220	(c)
Polskie Gornictwo Naftowe i Gazownictwo SA	97,360	138,941	(c)
S-Oil Corp.	2,642	174,836	(c)
Tesoro Corp.	2,758	206,630
Valero Energy Corp.	4,725	240,975

Total Oil, Gas & Consumable Fuels		1,231,450

TOTAL ENERGY		1,627,695

FINANCIALS - 4.1%
Banks - 1.6%
Bank of America Corp.	16,070	213,249
Canadian Imperial Bank of Commerce	2,400	180,267
Citigroup Inc.	3,900	165,321
DBS Group Holdings Ltd.	9,000	106,039	(c)
JPMorgan Chase & Co.	5,898	366,502
KeyCorp	10,950	120,998
Lloyds Banking Group PLC	100,000	73,533	(c)
Mizuho Financial Group Inc.	79,500	113,818	(c)
National Bank of Canada	6,200	212,065
Royal Bank of Canada	3,000	177,267
Societe Generale SA	4,843	153,052	(c)

Total Banks		1,882,111

Capital Markets - 0.3%
3i Group PLC	13,761	102,420	(c)
Bank of New York Mellon Corp.	3,400	132,090
Macquarie Group Ltd.	2,754	143,227	(c)

Total Capital Markets		377,737

Diversified Financial Services - 0.1%
Voya Financial Inc.	3,600	89,136

Insurance - 2.0%
Allianz SE, Registered Shares	1,827	260,296	(c)
Allstate Corp.	3,572	249,861
American Financial Group Inc.	3,739	276,424
AXA SA	8,489	170,541	(c)
Axis Capital Holdings Ltd.	1,400	77,000
Dai-ichi Life Insurance Co., Ltd.	11,500	127,503	(c)
Hannover Rueck SE	2,601	271,775	(c)
Hanover Insurance Group Inc.	1,981	167,632
Prudential PLC	10,153	172,965	(c)
SCOR SE	4,943	148,909	(c)
Swiss Life Holding, Registered Shares	844	194,975	(c)
Swiss Re AG	1,882	164,536	(c)
Travelers Cos. Inc.	991	117,969

Total Insurance		2,400,386

Real Estate Management & Development - 0.1%
China Resources Land Ltd.	34,000	79,711	(c)
Country Garden Holdings Co., Ltd.	247,000	104,194	(c)

Total Real Estate Management & Development		183,905

TOTAL FINANCIALS		4,933,275

HEALTH CARE - 2.0%
Biotechnology - 0.6%
Amgen Inc.	1,321	200,990
Gilead Sciences Inc.	3,161	263,691
Shire PLC	1,394	85,842	(c)
United Therapeutics Corp.	1,812	191,927	*

Total Biotechnology		742,450

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 0.5%
Edwards Lifesciences Corp.	2,019	$201,355	*
Hoya Corp.	4,400	156,658	(c)
Teleflex Inc.	1,284	227,666

Total Health Care Equipment & Supplies		585,679

Health Care Providers & Services - 0.7%
Aetna Inc.	1,684	205,667
Anthem Inc.	1,969	258,608
Cardinal Health Inc.	2,862	223,265
Express Scripts Holding Co.	1,800	136,440	*

Total Health Care Providers & Services		823,980

Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd., ADR	4,513	226,688

TOTAL HEALTH CARE		2,378,797

INDUSTRIALS - 1.8%
Aerospace & Defense - 0.8%
Boeing Co.	2,282	296,364
Lockheed Martin Corp.	1,043	258,841
Northrop Grumman Corp.	1,651	366,984

Total Aerospace & Defense		922,189

Airlines - 0.2%
easyJet PLC	5,471	79,472	(c)
Southwest Airlines Co.	3,000	117,630

Total Airlines		197,102

Electrical Equipment - 0.1%
Vestas Wind Systems A/S	2,862	194,228	(c)

Machinery - 0.2%
Toro Co.	2,418	213,268

Professional Services - 0.1%
Manpowergroup Inc.	2,201	141,612

Road & Rail - 0.4%
Central Japan Railway Co.	1,689	298,947	(c)
West Japan Railway Co.	3,600	227,544	(c)

Total Road & Rail		526,491

TOTAL INDUSTRIALS		2,194,890

INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.4%
Brocade Communications Systems Inc.	28,457	261,235
Cisco Systems Inc.	8,450	242,431

Total Communications Equipment		503,666

Internet Software & Services - 0.5%
eBay Inc.	6,100	142,801	*
Facebook Inc., Class A Shares	2,100	239,988	*
VeriSign Inc.	2,091	180,788	*

Total Internet Software & Services		563,577

IT Services - 0.3%
Amdocs Ltd.	2,532	146,147
Leidos Holdings Inc.	3,742	179,130
NeuStar Inc., Class A Shares	3,742	87,974	*

Total IT Services		413,251

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 0.6%
Marvell Technology Group Ltd.	7,264	$69,226
NVIDIA Corp.	7,705	362,212
Texas Instruments Inc.	4,403	275,848

Total Semiconductors & Semiconductor Equipment		707,286

Software - 0.3%
Electronic Arts Inc.	2,862	216,825	*
Microsoft Corp.	3,818	195,367

Total Software		412,192

Technology Hardware, Storage & Peripherals - 1.0%
Apple Inc.	6,143	587,271
FUJIFILM Holdings Corp.	5,800	224,133	(c)
Samsung Electronics Co., Ltd.	293	364,743	(c)

Total Technology Hardware, Storage & Peripherals		1,176,147

TOTAL INFORMATION TECHNOLOGY		3,776,119

MATERIALS - 1.3%
Chemicals - 0.6%
Dow Chemical Co.	3,632	180,547
EMS-Chemie Holding AG, Registered Shares	348	179,961	(c)
Johnson Matthey PLC	3,300	124,920	(c)
LyondellBasell Industries NV, Class A Shares	2,422	180,245
Mosaic Co.	3,300	86,394

Total Chemicals		752,067

Construction Materials - 0.2%
Boral Ltd.	37,424	175,369	(c)

Containers & Packaging - 0.3%
Avery Dennison Corp.	2,972	222,157
International Paper Co.	3,300	139,854

Total Containers & Packaging		362,011

Metals & Mining - 0.1%
Boliden AB	8,035	156,093	(c)

Paper & Forest Products - 0.1%
UPM-Kymmene OYJ	8,365	153,347	(c)

TOTAL MATERIALS		1,598,887

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T Inc.	6,006	259,519
Nippon Telegraph & Telephone Corp.	6,336	297,434	(c)
Proximus SA	3,700	117,168	(c)
PT Telekomunikasi Indonesia Persero Tbk	569,500	172,797	(c)

Total Diversified Telecommunication Services		846,918

Wireless Telecommunication Services - 0.2%
KDDI Corp.	7,300	222,221	(c)

TOTAL TELECOMMUNICATION SERVICES		1,069,139

UTILITIES - 0.6%
Electric Utilities - 0.3%
Edison International	2,143	166,447
Korea Electric Power Corp.	3,302	174,257	(c)

Total Electric Utilities		340,704

Multi-Utilities - 0.1%
National Grid PLC	9,077	133,482	(c)

Water Utilities - 0.2%
Guangdong Investment Ltd.	176,000	270,217	(c)

TOTAL UTILITIES		744,403

TOTAL COMMON STOCKS (Cost - $19,526,450)		23,558,402

See Notes to Consolidated Schedule of Investments.

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 19.7%
SPDR S&P 500 ETF Trust			46,000	$9,638,380
Vanguard Specialized Funds - Vanguard REIT Index Fund, ETF Shares			157,973	14,007,466

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $17,882,973)				23,645,846

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Treasury 5-Year Notes Futures, Call @ $123.00		7/22/16	51	5,180
U.S. Treasury 10-Year Notes Futures, Call @ $133.50		7/22/16	34	14,875
U.S. Treasury 10-Year Notes Futures, Call @ $134.50		7/22/16	16	3,250

TOTAL PURCHASED OPTIONS (Cost - $24,602)				23,305

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $96,527,056)				108,049,808

	RATE
SHORT-TERM INVESTMENTS - 7.0%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $8,385,909)	0.479%		8,385,909	8,385,909

TOTAL INVESTMENTS - 97.0% (Cost - $104,912,965#)				116,435,717
Other Assets in Excess of Liabilities - 3.0%				3,563,197

TOTAL NET ASSETS - 100.0%				$119,998,914

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Rate shown represents yield-to-maturity.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CAD	— Canadian Dollar
ETF	— Exchange-Traded Fund
EUR	— Euro
REIT	— Real Estate Investment Trust
SPDR	— Standard & Poor’s Depositary Receipts

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Strategic Real Return Fund (formerly QS Legg Mason Strategic Real Return Fund ) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
U.S. treasury inflation protected securities	—	$41,489,806	—	$41,489,806
Non-U.S. treasury inflation protected securities	—	49,483	—	49,483
U.S. government & agency obligations	—	19,282,966	—	19,282,966
Common stocks:
Consumer discretionary	$2,181,620	926,662	—	3,108,282
Consumer staples	794,554	1,332,361	—	2,126,915
Energy	916,242	711,453	—	1,627,695
Financials	2,545,781	2,387,494	—	4,933,275
Health care	2,136,297	242,500	—	2,378,797
Industrials	1,394,699	800,191	—	2,194,890
Information technology	3,187,243	588,876	—	3,776,119
Materials	809,197	789,690	—	1,598,887
Telecommunication services	259,519	809,620	—	1,069,139
Utilities	166,447	577,956	—	744,403
Investments in underlying funds	23,645,846	—	—	23,645,846
Purchased options	23,305	—	—	23,305

Total long-term investments	$38,060,750	$69,989,058	—	$108,049,808

Short-term investments†	8,385,909	—	—	8,385,909

Total investments	$46,446,659	$69,989,058	—	$116,435,717

Other financial instruments:
Futures contracts	$101,533	—	—	$101,533
Forward foreign currency contracts	—	$284,873	—	284,873

Total other financial instruments	$101,533	$284,873	—	$386,406

Total	$46,548,192	$70,273,931	—	$116,822,123

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$997,798	—	—	$997,798
Forward foreign currency contracts	—	$945,596	—	945,596

Total	$997,798	$945,596	—	$1,943,394

†	See Consolidated Schedule of Investments for additional detailed categorizations.

Notes to Consolidated Schedule of Investments (unaudited) (continued)

For the period ended June 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2016, securities valued at $9,166,803 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,947,082
Gross unrealized depreciation	(1,424,330)

Net unrealized appreciation	$11,522,752

At June 30, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	4	12/16	$991,464	$993,250	$1,786
90-Day Eurodollar	151	12/17	37,338,816	37,438,563	99,747
S&P GSCI	249	7/16	24,211,559	23,290,838	(920,721)

					(819,188)

Contracts to Sell:
90-Day Eurodollar	89	12/18	21,945,973	22,023,050	(77,077)

Net unrealized depreciation on open futures contracts					$(896,265)

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	60,430,000	USD	548,160	Bank of America, N.A.	7/14/16	$37,188
JPY	72,600,000	USD	654,815	Citibank, N.A.	7/14/16	48,417
USD	1,424,698	CAD	1,860,000	Citibank, N.A.	7/14/16	(15,042)
USD	390,491	CAD	500,000	Citibank, N.A.	7/14/16	3,464
AUD	3,225,000	USD	2,404,399	Bank of New York	7/20/16	(538)
CAD	7,276,000	USD	5,679,933	Bank of New York	7/20/16	(47,787)
CHF	1,242,000	USD	1,296,796	Bank of New York	7/20/16	(23,681)
EUR	18,336,000	USD	20,675,930	Bank of New York	7/20/16	(316,682)
GBP	2,923,000	USD	4,290,087	Bank of New York	7/20/16	(398,416)
JPY	512,800,000	USD	4,911,595	Bank of New York	7/20/16	56,501
MXN	44,870,000	USD	2,399,286	Bank of New York	7/20/16	51,544
NOK	19,870,000	USD	2,391,147	Bank of New York	7/20/16	(16,876)
NZD	3,386,000	USD	2,413,033	Bank of New York	7/20/16	2,720
SEK	12,460,000	USD	1,510,559	Bank of New York	7/20/16	(36,944)
USD	54,562	CAD	70,000	Bank of America, N.A.	8/12/16	373
USD	968,257	JPY	103,613,223	Bank of America, N.A.	8/12/16	(36,278)

Notes to Consolidated Schedule of Investments (unaudited) (continued)

EUR	280,000	USD	319,818	Citibank, N.A.	8/12/16	(8,662)
EUR	490,000	USD	556,022	Citibank, N.A.	8/12/16	(11,499)
EUR	1,260,000	USD	1,417,932	Citibank, N.A.	8/12/16	(17,729)
EUR	370,000	USD	416,783	Citibank, N.A.	8/12/16	(5,612)
USD	2,751,720	EUR	2,400,000	Citibank, N.A.	8/12/16	84,666
USD	275,302	JPY	29,412,158	Citibank, N.A.	8/12/16	(9,850)

Total						$(660,723)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016